July 30, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	PayPal Funds (the “Registrant”)

PayPal Money Market Fund (the “Fund”)

File Nos. 333-80205 and 811-09381

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and on behalf of the Registrant, attached for filing are preliminary proxy materials, including a Schedule 14A Information Sheet, Notice of Special Meeting, Proxy Statement, and Form of Preliminary Proxy Card. No filing fee is required for the attached materials. Proxy materials will be mailed to shareholders of the Fund, a series of the Registrant, on or about August 31, 2010 in connection with a special meeting currently scheduled to be held on October 15, 2010.

The Registrant is soliciting proxies for the following purposes:

1.	to elect two Trustees to the Board of Trustees of the Registrant;

2.	to approve an Amended and Restated Investment Advisory Agreement for the Fund;

3.	to ratify the appointment of PricewaterhouseCoopers LLP as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2010; and

4.	to transact such other business as may properly come before the special meeting or any adjournment thereof.

Please contact David A. Hearth, Esq. of Paul, Hastings, Janofsky & Walker LLP at (415) 856-7007 for questions or comments regarding this filing.

Very truly yours,

/s/Odeh Stevens
Odeh Stevens